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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Daniel L. Goodwin
                 -------------------------------
   Address:      2901 Butterfield Road
                 -------------------------------
                 Oak Brook, IL 60523
                 -------------------------------

Form 13F File Number: 28-13434
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel L. Goodwin
         -------------------------------
Title:
         -------------------------------
Phone:   (630) 218-8000
         -------------------------------

Signature, Place, and Date of Signing:

      /S/ DANIEL L. GOODWIN            Oak Brook, IL      February 25, 2009
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

This amendment is intended to restate only the holdings of the securities included in the attached information table and is not otherwise intended to supersede the previous Form 13F-HR filed on February 17, 2009 by the Institutional Investment Manager for the quarter ended March 31, 2007. The lines in the attached information table that correspond to the shares of common stock of Progress Energy Inc. (CUSIP Number 743263 10 5) are intended to communicate that the Institutional Investment Manger filing this report did not exercise Investment Discretion over any shares of that security.

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3
                                        --------------------

Form 13F Information Table Entry Total: 2 (data records)
                                        --------------------

Form 13F Information Table Value Total: $0 (x1000)
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number    Name

    1.        28-13432                The Inland Group, Inc.
    ------       -----------------    -----------------------------------------
    2.        28-13457                Inland Real Estate Investment Corporation
    ------       -----------------    -----------------------------------------
    3.        28-13252                Inland Investment Advisors, Inc.
    ------       -----------------    -----------------------------------------

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                           FORM 13F INFORMATION TABLE


                                                                SHRS
                                                      VALUE     OR     SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
                                                                PRN
NAME OF ISSUER        TITLE OF CLASS      CUSIP      (X$1000)   AMT    PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
PROGRESS ENERGY INC   COM              743263 10 5         $0      0   SH    -      OTHER        1, 2, 3       0        0      0
PROGRESS ENERGY INC   COM              743263 10 5         $0      0   SH    -      DEFINED      1, 2, 3       0        0      0

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